SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
		Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Nov. 30, 2023	Nov. 30, 2023	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022	Aug. 30, 2022	Aug. 09, 2022	Mar. 01, 2021
Short-Term Debt [Line Items]
Accrued interest								$ 5,367,805	$ 3,060,656
Purchase of warrants																					47,000,000
Debt instrument, face amount								32,796,346
Amortization of debt expense								2,384,163	1,980,033
Interest expenses								6,758,044	5,426,364
Warrants outstanding																				2,960,500
Loans payable								32,796,345	$ 31,254,345
Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Purchase of warrants																						367
Shares issued																						40
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable								2,683,357
Accrued interest								1,237,811
Conversion of convertible securities								3,921,168
Notes payable								$ 3,921,168
Purchase of warrants								450,000,000
Exercise price								$ 0.002
Fair value								$ 990,000
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Debt instrument, face amount	[1]							$ 3,921,168
Annual interest rate	[1]							12.00%
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 1,460,794
Accrued interest								1,593,544
Conversion of convertible securities								3,054,338
Notes payable								$ 3,054,338
Purchase of warrants								250,000,000
Exercise price								$ 0.002
Fair value								$ 550,000
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same
Total payments						$ 100,000	$ 300,000
Debt instrument, face amount	[2]							$ 2,754,338
Annual interest rate	[2]							12.00%
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 103,180
Accrued interest								62,425
Conversion of convertible securities								165,605
Notes payable								$ 165,605
Purchase of warrants								80,000,000
Exercise price								$ 0.002
Fair value								$ 176,000
Debt instrument, face amount	[3]							$ 165,605
Annual interest rate	[3]							12.00%
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 235,000
Accrued interest								75,375
Conversion of convertible securities								310,375
Notes payable								$ 310,375
Purchase of warrants								25,000,000
Exercise price								$ 0.002
Fair value								$ 182,500
Debt instrument, face amount	[4]							$ 310,375
Annual interest rate	[4]							12.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants								50,000,000
Exercise price								$ 0.025
Fair value								$ 271,250
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[5]							350,000
Prepaid expense								350,000
Original issue discount								$ 35,000
WarrantsTerm								3 years
Debt discount								$ 271,250
Amortization of debt expense								120,023
Unamortized discount								$ 73,491
Annual interest rate	[5]							12.00%
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 9,200
Accrued interest								6,944
Conversion of convertible securities								16,144
Notes payable								25,000
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[6]							$ 25,000
Annual interest rate	[6]							12.00%
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 79,500
Accrued interest								28,925
Conversion of convertible securities								108,425
Notes payable								145,000
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[7]							$ 145,000
Annual interest rate	[7]							12.00%
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Purchase of warrants								50,000,000
Exercise price								$ 0.025
Fair value								$ 380,174
Debt instrument maturity date description				On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[8]							550,000
Prepaid expense								550,000
Original issue discount								$ 250,000
WarrantsTerm								3 years
Debt discount								$ 380,174
Amortization of debt expense								148,493
Unamortized discount								$ 90,443
Annual interest rate	[8]							12.00%
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants								100,000,000		50,000,000
Exercise price								$ 0.135		$ 0.0164
Fair value								$ 1,342,857
Debt instrument, face amount	[9]							1,650,000
Prepaid expense								1,650,000
Original issue discount								$ 150,000
WarrantsTerm								3 years		3 years
Debt discount								$ 1,342,857
Amortization of debt expense								559,061
Unamortized discount								$ 553,199
Interest expenses										$ 950,000
Annual interest rate	[9]							12.00%
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable								$ 6,000,000
Purchase of warrants								300,000,000		150,000,000
Exercise price								$ 0.135		$ 0.0164
Fair value								$ 4,749,005
Debt instrument, face amount	[10]							6,000,000
Original issue discount								$ 600,000
WarrantsTerm								3 years
Debt discount								$ 4,749,005
Interest expenses										$ 2,850,000
Cash proceeds								$ 5,400,000
Annual interest rate	[10]							12.00%
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
WarrantsTerm										3 years
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable		$ 350,000				$ 350,000	$ 350,000
Monthly payments		thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750.
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Purchase of warrants								170,000,000		85,000,000
Exercise price								$ 0.064		$ 0.0164
Fair value								$ 2,035,033
Debt instrument, face amount	[11]							2,750,000
Original issue discount								$ 50,000
WarrantsTerm								3 years		3 years
Debt discount								$ 2,035,033
Amortization of debt expense								756,550
Unamortized discount								37,668
Interest expenses										$ 1,615,000
Cash proceeds								$ 2,750,000
Annual interest rate	[11]							12.00%
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	[12]							$ 3,776,360
Prepaid expense								4,000,160
Repayment of notes								$ 108,000
Annual interest rate	[12]							7.00%
Promissory Note Payable Thirteen [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares								184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants								250,000,000
Exercise price								$ 0.037
Fair value								$ 1,284,783
Debt instrument, face amount	[13]							1,650,000
Prepaid expense								1,650,000
Original issue discount								$ 150,000
WarrantsTerm								3 years
Debt discount								$ 1,284,783
Amortization of debt expense								575,036
Unamortized discount								$ 639,395
Annual interest rate	[13]							12.00%
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description			On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[14]							$ 170,000
Prepaid expense								170,000
Original issue discount								0
Amortization of debt expense								9,026
Unamortized discount								$ 20,000
Annual interest rate	[14]							15.00%
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable								$ 3,000,000
Fair value								2,960,500
Debt instrument, face amount	[15]							3,000,000
Original issue discount								11,535
Debt discount								39,500
Amortization of debt expense								$ 19,333
Warrants outstanding								955,000,000
Annual interest rate	[15]							15.00%
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description			On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[16]							$ 400,000
Prepaid expense								400,000
Original issue discount								0
Amortization of debt expense								27,821
Unamortized discount								$ 50,000
Annual interest rate	[16]							15.00%
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description			On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[17]							$ 475,000
Prepaid expense								475,000
Original issue discount								0
Amortization of debt expense								36,739
Unamortized discount								$ 75,000
Annual interest rate	[17]							15.00%
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description			On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
Debt instrument, face amount	[18]							$ 350,000
Prepaid expense								350,000
Original issue discount								0
Amortization of debt expense								32,910
Unamortized discount								$ 50,000
Annual interest rate	[18]							15.00%
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable					$ 400,000
Debt instrument, face amount	[19]							$ 400,000
Original issue discount					50,000			$ 4,000,000
Unamortized discount					500,000
Cash proceeds					$ 350,000
Annual interest rate	[19]							15.00%
Promissory Note Payable Twenty [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants					61
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable					$ 4,000,000
Promissory Note Payable Twenty [Member] | Lender [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares issued					329
Promissory Note Payable Twenty [Member] | Lender [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Shares issued					1
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Fair value					$ 299,399
Debt instrument, face amount	[19]							$ 400,000
Original issue discount					50,000
Amortization of debt expense								11,950
Unamortized discount								$ 336,074
Annual interest rate	[19]							15.00%
Loans payable					$ 400,000
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants					61
Promissory Note Payable Twenty One [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares					1
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Fair value																			$ 299,750
Debt instrument, face amount	[19]							$ 400,000
Original issue discount																			50,000
Amortization of debt expense								11,799
Unamortized discount								$ 336,639
Annual interest rate	[19]							15.00%
Loans payable																			$ 400,000
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Fair value																		$ 302,020
Debt instrument, face amount	[19]							$ 400,000
Original issue discount																		50,000
Amortization of debt expense								10,897
Unamortized discount								$ 339,984
Annual interest rate	[19]							15.00%
Loans payable																		$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																		61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Fair value																	$ 299,959
Debt instrument, face amount	[19]							$ 400,000
Original issue discount																	50,000
Amortization of debt expense								12,025
Unamortized discount								$ 335,790
Annual interest rate	[19]							15.00%
Loans payable																	$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																	61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Fair value																$ 299,959
Debt instrument, face amount	[19]							$ 400,000
Original issue discount																50,000
Amortization of debt expense								12,252
Unamortized discount								$ 334,937
Annual interest rate	[19]							15.00%
Loans payable																$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Fair value															$ 299,959
Debt instrument, face amount	[19]							$ 400,000
Original issue discount															50,000
Amortization of debt expense								11,790
Unamortized discount								$ 336,636
Annual interest rate	[19]							15.00%
Loans payable															$ 400,000
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants															61
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Fair value														$ 296,245
Debt instrument, face amount	[19]							$ 400,000
Original issue discount														50,000
Amortization of debt expense								11,015
Unamortized discount								$ 335,230
Annual interest rate	[19]							15.00%
Loans payable														$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants														61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Fair value													$ 302,219
Debt instrument, face amount	[19]							$ 400,000
Original issue discount													50,000
Amortization of debt expense								8,618
Unamortized discount								$ 343,601
Annual interest rate	[19]							15.00%
Loans payable													$ 400,000
Promissory Note Payable Twenty Eight [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants													61
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Fair value												$ 348,983
Debt instrument, face amount	[19]							$ 400,000
Original issue discount												50,000
Amortization of debt expense								174
Unamortized discount								$ 398,809
Annual interest rate	[19]							15.00%
Loans payable												$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants												61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Fair value											$ 261,759
Debt instrument, face amount	[20]							$ 350,000
Original issue discount											50,000
Amortization of debt expense								8,661
Unamortized discount								$ 303,098
Annual interest rate	[20]							35.00%
Loans payable											$ 400,000
Promissory Note Payable Thirty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants											61
Promissory Note Payable Thirty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Total payments		$ 477,750
Annual interest rate		35.00%				35.00%	35.00%
Default rate		15.00%

[1]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[2]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $100,000 and $300,000 has been repaid the three and nine months ended November 30, 2023. The balance at November 30,2023 is now $2,754,338. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[3]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.
[4]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500. The loan is presently in default and the Company is working on a extension with the lender.
[5]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. For the year ended February 29, 2024, the Company recorded amortization expense of $120,023, with an unamortized discount of $73,491 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[6]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[7]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[8]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. For the year ended February 29, 2024, the Company recorded amortization expense of $148,493, with an unamortized discount of $90,443 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from January 14, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[9]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022 to February 22, 2024 on February 28, 2022 in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the year ended February 29, 2024, the Company recorded amortization expense of $559,061, with an unamortized discount of $553,199 at February 29, 2024. On November 28, 2023, the parties extended the maturity date from February 22, 2024 to March 1, 2025 with all other terms and conditions remaining the same.
[10]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant.. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized.
[11]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. For the year ended February 29, 2024, the Company recorded amortization expense of $756,550, with an unamortized discount of $37,668 at February 29, 2024.
[12]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. For the year ended February 29, 2024 there were repayments of $108,000 on the note.
[13]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. For the year ended February 29, 2024, the Company recorded amortization expense of $575,036, with an unamortized discount of $639,395 at February 29, 2024.
[14]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $9,026, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from July 28, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[15]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. For the year ended February 29, 2024, the Company recorded amortization expense of $19,333, with an unamortized discount of $11,535 at February 29, 2024.
[16]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $27,821, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from September 7, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[17]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $36,739, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from September 8, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[18]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s s present and after-acquired property. For the year ended February 29, 2024, the Company recorded amortization expense of $32,910, with an unamortized discount of $0 at February 29, 2024. On November 29, 2023, the parties extended the maturity date from October 13, 2023 to March 1, 2025 with all other terms and conditions remaining the same.
[19]	On October 28, 2022 the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[20]	On November 30, 2023, the Company entered into an agreement where the lender will buy pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. As the proceeds were received on December 1, 2023 , this loan was recorded on December 1, 2023. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment.